Share-based payments - Payment expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Share-based expense	€ 10,714	€ 19,110	€ 11,820
Research and Development
Share-based payments
Share-based expense	6,014	10,351	5,892
General and Administrative
Share-based payments
Share-based expense	€ 4,700	€ 8,759	€ 5,928